Convertible notes payable	12 Months Ended
Dec. 31, 2020
Convertible notes payable
Note 8 - Convertible notes payable

As of December 31, 2020 and 2019, notes payable consist of the following:

	December 31,	December 31,
	2020	2019
Convertible notes payable	222,000	150,000
Total convertible notes payable	222,000	150,000
Less: unamortized debt discount	(21,825)	(26,250)
Total	$200,175	$123,750

On July 1, 2019, the Company issued two separate convertible promissory notes (the “Prior Agreement”) to third parties at $75,000 each bearing interest at 8% per annum with a maturity date on July 5, 2020. The Company has sole discretion of settling debt, on or before the maturity date, with either cash or common stock. The holder has no ability to exercise the conversion feature. If the Company chooses to settle in stock, each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares. In addition, the Company has the option to repay the promissory notes with accrued interest due on or before the maturity date. The two convertible promissory notes contain beneficial conversion features of $37,500.

Pursuant to the Prior Agreement, a payment of $81,000 is due from the Company to third parties on July 5, 2020. The $81,000 is refinanced as a loan to the Company each bearing interest 12% per annum with a maturity date on April 18, 2021. In April 2021, the two separate convertible promissory notes issued by the Company to third parties at $81,000 bearing interest 12% per annum with a maturity date on April 18, 2021 have been extended to May 28, 2021 and July 18, 2021, respectively. The Company has sole discretion of settling debt, on or before the maturity date, with either cash or common stock. The holder has no ability to exercise the conversion feature. If the Company chooses to settle in stock, each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares. In addition, the Company has the option to repay the promissory notes with accrued interest due on or before the maturity date. The two convertible promissory notes contain beneficial conversion features of $40,500.

On June 22, 2020, the Company issued two separate convertible promissory notes to third parties at $60,000 each bearing interest at 12% per annum with a maturity date on March 22, 2021. The Company has sole discretion of settling debt, on or before the maturity date, with either cash or common stock. The holder has no ability to exercise the conversion feature. If the Company chooses to settle in stock, each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares. In addition, the Company has the option to repay the promissory notes with accrued interest due on or before the maturity date. The two convertible promissory notes contain beneficial conversion features of $15,000. They are fully repaid in January 2021.